Commitments and contingencies - Minimum purchase contract commitment (Details) - Take-or-pay purchase contracts $ in Thousands	Dec. 31, 2019 USD ($)
2020
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 458,859
2021
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	398,267
2022
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	356,268
2023
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	356,861
2024
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	375,281
Thereafter
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 1,386,390